Investments Accounted for Using the Equity Method - Summary of Investments in Associates Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of associates and joint ventures [line items]
Investments in associates	$ 12,335,239	$ 11,805,505	$ 439,289
Yann Yuan Investment Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in investing activities
Operating Location	R.O.C.
Percentages of ownership held by the Group	32.21%	32.21%
ChipMOS Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the packaging and testing of semiconductors
Operating Location	R.O.C.
Percentages of ownership held by the Group	10.85%	20.48%
M-Universe Investments Pte. Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Investment company
Operating Location	Singapore
Percentages of ownership held by the Group	42.23%	42.23%
Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the development, construction and leasing of real estate properties
Operating Location	R.O.C.
Percentages of ownership held by the Group	26.22%	26.22%
Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the leasing of real estate properties
Operating Location	R.O.C.
Percentages of ownership held by the Group	27.31%	27.31%
Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Holding company and the group engaged in manufacturing, development and marketing of wafer level packaging and interconnect technology
Operating Location	British Cayman Islands
Percentages of ownership held by the Group	17.85%	22.02%
Cost [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	$ 12,635,388	$ 12,105,654	449,978
Cost [member] | Yann Yuan Investment Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	6,670,035	3,934,190	237,537
Cost [member] | ChipMOS Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	2,406,843	4,370,075	85,714
Cost [member] | M-Universe Investments Pte. Ltd. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	1,848,588	1,814,699	65,833
Cost [member] | Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	1,352,760	1,380,162	48,175
Cost [member] | Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	270,087	283,105	9,618
Cost [member] | Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	87,075	323,423	3,101
Deferred gain on transfer of land [member]
Disclosure of associates and joint ventures [line items]
Investments in associates	$ 300,149	$ 300,149	$ 10,689